Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares		3 Months Ended	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Class A Common Stock
Common Stock – Weighted average shares outstanding, basic and diluted		8,072,272	216,404
Common Stock – Basic and diluted net loss per common share		$ (0.07)	$ (0.12)
Class B Common Stock
Common Stock – Weighted average shares outstanding, basic and diluted	1,875,000	1,938,038	1,875,000
Common Stock – Basic and diluted net loss per common share	$ 0.00	$ (0.07)	$ (0.12)